Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 27,563	$ 512,971	$ 540,534
UNITED STATES
Total	27,563	512,971	540,534
UNITED STATES | Douglas County
Total		111	111
UNITED STATES | Government of the United States
Total		493,925	493,925
UNITED STATES | Lyon County
Total	$ 27,563	18,118	45,681
UNITED STATES | Mineral County
Total		$ 817	$ 817